RELATED PARTY TRANSACTIONS AND BALANCES	3 Months Ended	9 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
6.	RELATED PARTY TRANSACTIONS AND BALANCES

Due from related parties

(a)
As of March 31, 2015, the Company had advances receivable from the Chief Operating Officer (“COO”) and Chief Technology Officer (“CTO”) for $41,480 (December 31, 2014 – $44,986). These advances are unsecured, bear interest at a rate of 1% based on the Canada Revenue Agency’s prescribed rate for such advances and are payable on demand in Canadian dollars. The Company advanced funds to settle a tax assessment; the Company paid additional salary amounts that had not been made during the period; and the Company reimbursed $37,837 ($44,000 CAD) related to various out-of-pocket costs they incurred on behalf of the Company, all of which resulted in a net advance of $41,480 as of March 31, 2015.

Issuance of shares to settle due to related party

(b)
During the nine months ended December 31, 2014, one advance amounting to $85,947 ($95,000 CAD) was settled by the issuance of 105,555 pre-Acquisition Transaction common shares of Bionik Canada to a former director.

Accounts payable and accrued liabilities

(c)
As at March 31, 2015, $1,490 (December 31, 2014 - $4,220) was owing to the CEO, $9,752 (December 31, 2014 - $5,930) was owing to the CTO and $7,025 was owing to the COO, related to business expenses, all of which are included in accounts payable.

7.	RELATED PARTY TRANSACTIONS AND BALANCES

Due from related parties
(a)
As of December 31, 2014, the Company has advances receivable from the Chief Operating Officer (“COO”) and Chief Technology Officer (“CTO”) for $44,986 (March 31, 2014 – $149,899 payable to). These advances are unsecured, bear interest at a rate of 1% based on the Canada Revenue Agency’s prescribed rate for such advances and are payable on demand in Canadian dollars. During the period the Company repaid the loans provided as of March 31, 2014; the Company advanced funds to settle a tax assessment; the Company paid additional salary amounts that had not been made during the period; and, the Company reimbursed $37,837 ($44,000 CAD) related to various out-of-pocket costs they incurred on behalf of the Company, all of which resulted in a net advance of $44,986 as at December 31, 2014.

Issuance of shares to settle due to related party
(b)	During the nine months ended December 31, 2014, one advance amounting to $85,947 ($95,000 CAD) (2013 - $Nil) was settled by issuance of 105,555 common shares to a former director (Note 8(xi)).

Accounts payable and accrued liabilities
(c)
As at December 31, 2014 there is $4,220 (March 31, 2014 - $16,235) owing to the Chief Executive Officer (“CEO”) and $5,930 (March 31, 2014 - $Nil) owing to the CTO, both of which are included in accounts payable.

(d)	As at December 31, 2014 there is $Nil (March 31, 2014 - $48,673) owing to a former director included in accrued liabilities.